LEASES (Details Narrative 1) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Jul. 25, 2020	Aug. 31, 2022	May 31, 2021	May 31, 2021	Aug. 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Leases [Abstract]
Maximum allowance for tenant improvements						$ 210,490
Base rent	$ 2,540	$ 7,740	$ 4,461			$ 114,180	$ 3,700
Operating lease, right-of-use asset				$ 1,224,000	$ 1,224,000		1,200,000
Operating lease, liability, current				232,000	232,000		257,000
Operating lease, liability, noncurrent				905,000	905,000		$ 828,000
Lease expiration date	Feb. 28, 2022	Jul. 31, 2025	Aug. 31, 2022			Aug. 31, 2026	Nov. 30, 2020
Lease expense				$ 92,000	$ 184,000		$ 231,658	$ 60,316